Incentive and Share-Based Compensation, Stock options (Details) - Share-based Payment Arrangement, Option [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation disclosures [Line Items]
Description of award	Stock options allow employees the opportunity to purchase ordinary shares of stock in the future at an exercise price equal to the market price at the date of grant. The awards generally have a three-year vesting period that vests in equal increments on the first, second and third anniversary of the grant date and have a contractual term of ten years. None of the Stock options are designed to qualify as Incentive Stock Options as defined in Section 422 of the Internal Revenue Code.
Stock Option, Exercise Price, Decrease	$ 5.20
Weighted average fair value per share of options granted (in dollars per share)	$ 24.27	$ 20.49	$ 12.18
Fair value assumptions [Abstract]
Dividend yield (in hundredths)	4.30%	5.90%	5.00%
Expected volatility, minimum (in hundredths)	39.10%	39.10%	28.30%
Expected volatility, maximum (in hundredths)	40.70%	39.40%	38.40%
Risk-free interest rate, minimum (in hundredths)	1.90%	0.90%	0.30%
Risk-free interest rate, maximum (in hundredths)	4.20%	1.00%	1.40%
Weighted average expected term, in years	5 years 4 months 24 days	5 years 7 months 6 days	6 years
Stock options activity, number of shares [Roll Forward]
Outstanding at beginning of period (in shares)	2,449
Granted (in shares)	372
Exercised (in shares)	(221)
Forfeited (in shares)	(2)
Expired (in shares)	(7)
Outstanding at end of period (in shares)	2,591	2,449
Exercisable at end of period (in shares)	1,856
Weighted average exercise price, stock options [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 91.50
Granted (in dollars per share)	92.16
Exercised (in dollars per share)	86.23
Forfeited (in dollars per share)	98.40
Expired (in shares)	108.46
Outstanding at end of period (in dollars per share)	87.46	$ 91.50
Exercisable at end of period (in dollars per share)	$ 85.69
Additional disclosures, stock options [Abstract]
Weighted average remaining term, outstanding options	5 years 7 months 6 days
Weighted average remaining term, exercisable options	4 years 6 months
Aggregate intrinsic value, outstanding options	$ 5
Aggregate intrinsic value, exercisable options	4
Aggregate intrinsic value of stock options exercised during the period	6	$ 7	$ 1
Unrecognized compensation cost related to award, stock options	$ 6
Weighted average remaining expense period	1 year 4 months 24 days
Cash received from stock option exercises	$ 11
Tax benefit from stock option exercises	1 million